PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and equipment	$ 55,000	$ 55,000
Less accumulated depreciation	(24,743)	(16,516)
Net, property and equipment	30,257	38,484	$ 49,485
Trucks [Member]
Property and equipment	$ 55,000	$ 55,000